Warrant Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrant Liability [Abstract]
Warrant Liability Disclosure [Text Block]
8. Warrant Liability

On March 15, 2011, in connection with the Facility Agreement, we issued Deerfield six-year warrants to purchase 6,000,000 shares of our common stock at an initial exercise price of $1.57 per share. As a result of our April 2012 sale of equity, and pursuant to the terms of the Deerfield Warrants, the exercise price of the Deerfield Warrants was adjusted to $1.25 per share. The Deerfield Warrants expire on March 15, 2017. The Deerfield Warrants contain a provision where the warrant holder has the option to receive cash, equal to the Black-Scholes fair value of the remaining unexercised portion of the warrant, as cash settlement in the event that there is a fundamental transaction (contractually defined to include various merger, acquisition or stock transfer activities). Due to this provision, ASC 480 Distinguishing Liabilities from Equity requires that these warrants be classified as liabilities. The fair values of these warrants have been determined using the Binomial Lattice (“Lattice”) valuation model, and the changes in the fair value are recorded in the Condensed Statements of Operations and Comprehensive Income (Loss). The Lattice model provides for assumptions regarding volatility and risk-free interest rates within the total period to maturity.

On February 6, 2013, the Facility Agreement was amended to provide that the exercise price of the Deerfield Warrants could be satisfied through a reduction in the principal amount of our outstanding indebtedness to Deerfield. In February and March 2013, Deerfield exercised all of the Deerfield Warrants resulting in a $7.5 million reduction in the amount owed to Deerfield. See Note 6, “Commitments and Contingencies” for further discussion.

On April 9, 2012, in connection with subscription agreements with certain institutional investors for the purchase and sale of 6,517,648 shares of our common stock, we issued (i) six-year warrants (“Series A Warrants”) to purchase 6,517,648 shares of common stock at an exercise price of $1.15 per share and (ii) six-month warrants (“Series B Warrants”) to purchase 6,517,648 shares of common stock at an exercise price of $0.85 per share. The Series A Warrants and Series B Warrants contain a provision where the warrant holder has the option to receive cash, equal to the Black Scholes fair value of the remaining unexercised portion of the warrant, as cash settlement in the event that there is a fundamental transaction (contractually defined to include various merger, acquisition or stock transfer activities). Due to this provision, ASC 480 Distinguishing Liabilities from Equity requires that these warrants be classified as liabilities. The fair values of these warrants have been determined using the Lattice valuation model, and the changes in the fair value are recorded in the Condensed Statements of Operations and Comprehensive Income (Loss). The Lattice model provides for assumptions regarding volatility and risk-free interest rates within the total period to maturity.

In September and October 2012, Series B Warrants to purchase 5,761,765 shares of common stock were exercised at a price of $0.85 per share. The remaining Series B Warrants to purchase 755,883 shares of common stock expired in October 2012.

In January and March 2013, Series A Warrants to purchase 1,109,010 shares of common stock were exercised resulting in gross proceeds of approximately $1,275,000. The remaining Series A Warrants to purchase 5,408,638 shares of common stock will expire in April 2018.

The key assumptions used to value the Series A Warrants were as follows:

Assumption	June 30, 2014	December 31, 2013
Expected price volatility	115%	90%
Expected term (in years)	3.78	4.27
Risk-free interest rate	1.17%	1.40%
Dividend yield	0.00%	0.00%
Weighted-average fair value of warrants	$0.55	$0.34

9. Warrant Liability

On March 15, 2011, in connection with the facility agreement, we issued Deerfield six-year warrants to purchase 6,000,000 shares of our common stock at an initial exercise price of $1.57 per share. As a result of our April 2012 sale of equity, and pursuant to the terms of the Deerfield Warrants, the exercise price of the Deerfield Warrants was adjusted to $1.25 per share. The Deerfield Warrants contain a provision where the warrant holder has the option to receive cash, equal to the Black-Scholes fair value of the remaining unexercised portion of the warrant, as cash settlement in the event that there is a fundamental transaction (contractually defined to include various merger, acquisition or stock transfer activities). Due to this provision, ASC 480, Distinguishing Liabilities from Equity requires that these warrants be classified as liabilities. The fair values of these warrants have been determined using the Binomial Lattice (“Lattice”) valuation model, and the changes in the fair value are recorded in the Statements of Operations and Comprehensive Income (Loss). The Lattice model provides for assumptions regarding volatility and risk-free interest rates within the total period to maturity.

On February 6, 2013, the facility agreement was amended to provide that the exercise price of the Deerfield Warrants could be satisfied through a reduction in the principal amount of our outstanding indebtedness to Deerfield. In February and March 2013, Deerfield exercised all of the Deerfield Warrants resulting in a $7.5 million reduction in the amount owed to Deerfield.

On April 9, 2012, in connection with subscription agreements with certain institutional investors for the purchase and sale of 6,517,648 shares of our common stock, we issued (i) six-year warrants (“Series A Warrants”) to purchase 6,517,648 shares of common stock at an exercise price of $1.15 per share and (ii) six-month warrants (“Series B Warrants”) to purchase 6,517,648 shares of common stock at an exercise price of $0.85 per share. The Series A Warrants and Series B Warrants contain a provision where the warrant holder has the option to receive cash, equal to the Black Scholes fair value of the remaining unexercised portion of the warrant, as cash settlement in the event that there is a fundamental transaction (contractually defined to include various merger, acquisition or stock transfer activities). Due to this provision, ASC 480, Distinguishing Liabilities from Equity requires that these warrants be classified as liabilities. The fair values of these warrants have been determined using the Lattice valuation model, and the changes in the fair value are recorded in the Statements of Operations and Comprehensive Income (Loss). The Lattice model provides for assumptions regarding volatility and risk-free interest rates within the total period to maturity.

During the year ended December 31, 2012, Series B Warrants to purchase 5,761,765 shares of common stock were exercised at a price of $0.85 per share. The remaining Series B Warrants to purchase 755,883 shares of common stock expired in October 2012.

During the year ended December 31, 2013, Series A Warrants to purchase 1,109,010 shares of common stock were exercised resulting in gross proceeds of approximately $1,275,000. The remaining Series A Warrants to purchase 5,408,638 shares of common stock will expire in April 2018.

The key assumptions used to value the Series A Warrants were as follows:

December 31,
Assumption	2013
Expected price volatility	90%
Expected term (in years)	4.27
Risk-free interest rate	1.4%
Dividend yield	0.00%
Weighted-average fair value of warrants	$0.34